Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000192517
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%	1.89%	2.78%
Without Sales Load [Member] | C000192519
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%	2.05%	2.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)	2.03%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)	2.03%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.38%	3.06%	2.59%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.38%	3.06%	2.59%